INCOME TAXES - Disclosure of detailed information about unused tax credits (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
CANADA [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 50,582,000	$ 39,144,000
Temporary differences expiry date	2026 to 2044	2026 to 2043
United States [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 22,954,000	$ 22,509,000
Temporary differences expiry date	2037 to indefinite	2037 to indefinite
Peru [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 0	$ 0
Share issue costs [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 1,552,000	$ 2,402,000
Temporary differences expiry date	2045 to 2046	2044 to 2046
Property and equipment [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 702,000	$ 547,000
Temporary differences expiry date	No expiry date	No expiry date
Non-capital losses available for future period [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 73,536,000	$ 61,653,000
Exploration and evaluation assets [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 38,254,000	$ 24,590,000
Temporary differences expiry date	No expiry date	No expiry date
Share based compensation [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 1,539,000	$ 6,439,000
Temporary differences expiry date	No expiry date	No expiry date
ROU liability[Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 16,000	$ 12,000
Temporary differences expiry date	No expiry date	No expiry date
Investment in Surge Battery [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 1,234,000	$ 0
Temporary differences expiry date	No expiry date
Other Accruals [Member]
Statement [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 174,000	$ 0
Temporary differences expiry date	No expiry date